Risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 CAD ($) MMcf	Dec. 31, 2022 CAD ($)
Disclosure of risk management strategy [line items]
Risk management, description	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Realized loss	$ 17,700,000	$ (31,900,000)
Maximum exposure to credit risk	82,800,000	89,600,000
Accounts receivable, carrying value	70,000,000	82,600,000
Derivative financial assets, fair value	12,300,000	6,200,000
Cash	$ 500,000	$ 800,000
Percentage of long term debt instruments exposed to changes in short term interest rates	48.00%	45.00%
Fixed interest rate debt instruments outstanding	$ 117,400,000	$ 127,600,000
Fixed interest rate debt instruments remaining term	3 years 7 months 6 days	4 years 7 months 6 days
Interest rate	11.95%	11.95%
Impairment	$ 0
Impairment reversal	0
PROP Energy 45 Limited Partnership [member]
Disclosure of risk management strategy [line items]
Realized loss		$ 3,400,000
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value	$ 1,300,000	$ 1,000,000
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | MMcf	0.1
Natural gas [member] | Summer Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	90.00%
Natural gas [member] | 2023 Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
Natural gas [member] | 2024 Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
Electricity [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | MMcf	1
Pre-tax unrealized risk management, change in price, amount	$ 100,000
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	50.00%
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount	$ 1,500,000